Related Party (Details) - KKR [Member] € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Related Party Transaction, Due to Related Party [Abstract]
Expenses with related party			$ 0.4
Lender in Senior Secured Credit Facilities [Member] | Euro Term Loan Facility [Member]
Related Party Transaction, Due to Related Party [Abstract]
Related party transaction amount | €				€ 49.0	€ 33.5
Underwriter Discounts and Commissions [Member]
Related Party Transaction, Due to Related Party [Abstract]
Related party transaction amount	$ 5.2					$ 8.9
Services Rendered for Debt Refinancing Transaction [Member]
Related Party Transaction, Due to Related Party [Abstract]
Related party transaction amount		$ 1.5
Monitoring Agreement [Member]
Related Party Transaction, Due to Related Party [Abstract]
Annual management fee due to related party			$ 3.5
Monitoring agreement termination fee						16.2
Annual percentage increase in fee			5.00%	5.00%
Management Fees [Member]
Related Party Transaction, Due to Related Party [Abstract]
Expenses with related party						$ 1.1